Other comprehensive income - Schedule of breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning balance	$ 208	$ (1,818)	$ 420
Change in fair value of debt instruments, net of hedging	(12,252)	2,265	(2,694)
Change in fair value of equity instruments at FVOCI, net of hedging	0	546	491
Reclassification of gains (losses) on financial instruments included in profit or loss	48	(425)	261
Exchange difference in conversion of foreign currency operation	448	(360)	(296)
Other comprehensive income (loss) for the year	(11,756)	2,026	(2,238)
Ending balance	(11,548)	208	(1,818)
Financial instruments FVH
Statement [Line Items]
Beginning balance	141	(613)	(1,265)
Change in fair value of debt instruments, net of hedging	(560)	264	4
Change in fair value of equity instruments at FVOCI, net of hedging	0	546	491
Reclassification of gains (losses) on financial instruments included in profit or loss	24	(56)	157
Exchange difference in conversion of foreign currency operation	0	0	0
Other comprehensive income (loss) for the year	(536)	754	652
Ending balance	(395)	141	(613)
Financial Instruments CFH
Statement [Line Items]
Beginning balance	515	(1,117)	1,477
Change in fair value of debt instruments, net of hedging	(11,692)	2,001	(2,698)
Change in fair value of equity instruments at FVOCI, net of hedging	0	0	0
Reclassification of gains (losses) on financial instruments included in profit or loss	24	(369)	104
Exchange difference in conversion of foreign currency operation	0	0	0
Other comprehensive income (loss) for the year	(11,668)	1,632	(2,594)
Ending balance	(11,153)	515	(1,117)
Foreign currency translation adjustment
Statement [Line Items]
Beginning balance	(448)	(88)	208
Change in fair value of debt instruments, net of hedging	0	0	0
Change in fair value of equity instruments at FVOCI, net of hedging	0	0	0
Exchange difference in conversion of foreign currency operation	448	(360)	(296)
Other comprehensive income (loss) for the year	448	(360)	(296)
Ending balance	$ 0	$ (448)	$ (88)